CONSOLIDATED INCOME STATEMENTS - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED INCOME STATEMENTS
Revenues	$ 4,137,596	$ 4,483,972	$ 4,944,819
Employee benefit expenses and severance payments	(1,023,755)	(1,120,311)	(1,238,705)
Interconnection and transmission costs	(118,525)	(132,385)	(152,276)
Fees for services, maintenance, materials and supplies	(550,457)	(563,391)	(599,849)
Taxes and fees with the Regulatory Authority	(325,622)	(344,478)	(379,692)
Commissions and advertising	(232,226)	(262,627)	(299,503)
Cost of equipment	(197,049)	(241,887)	(234,227)
Programming and content costs	(239,016)	(252,980)	(310,185)
Bad debt expenses	(85,217)	(97,236)	(124,382)
Other operating expenses	(200,852)	(206,963)	(247,159)
Depreciation, amortization and impairment of Fixed Assets	(1,311,344)	(1,534,060)	(3,358,932)
Operating loss	(146,467)	(272,346)	(2,000,091)
Earnings (losess) from associates and joint ventures	(11,474)	(4,111)	5,553
Financial results from borrowings	1,455,571	(1,381,290)	201,704
Other financial results, net	144,776	377,419	218,589
Income (loss) before income tax	1,442,406	(1,280,328)	(1,574,245)
Income tax benefit (expense)	(409,154)	736,601	179,733
Net income (loss) for the year	1,033,252	(543,727)	(1,394,512)
Attributable to:
Controlling Company	1,012,404	(561,242)	(1,409,383)
Non-controlling interest	$ 20,848	$ 17,515	$ 14,871
Earnings per share for income (loss) attributable to the Controlling Company
Basic earnings income (loss) per share	$ 470.08	$ (260.6)	$ (654.4)
Diluted earnings income (loss) per share	$ 470.08	$ (260.6)	$ (654.4)